Provisions, contingent liabilities, contingent assets and credit commitments - Provisions (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Reconciliation of changes in other provisions
Balance at beginning of the year	$ 1,928
Impact on adoption of AASB 9		$ 98
Restated opening balance		2,026
Additions	1,714
Utilisation	(932)
Reversal of unutilised provisions	(45)
Other	1
Balance at end of the year	2,764
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year	417
Restated opening balance		417
Additions	42
Utilisation	(22)
Other	1
Balance at end of the year	438
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year	699
Restated opening balance		699
Additions	488
Utilisation	(718)
Reversal of unutilised provisions	(10)
Balance at end of the year	459
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year	53
Restated opening balance		53
Additions	20
Utilisation	(40)
Balance at end of the year	33
Provisions for impairment on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year	239
Impact on adoption of AASB 9		98
Restated opening balance		337
Additions	11
Balance at end of the year	348
Leasehold
Reconciliation of changes in other provisions
Balance at beginning of the year	24
Restated opening balance		24
Additions	7
Utilisation	(2)
Balance at end of the year	29
Restructuring
Reconciliation of changes in other provisions
Balance at beginning of the year	27
Restated opening balance		27
Additions	176
Utilisation	(26)
Balance at end of the year	177
Compliance, regulation and remediation
Reconciliation of changes in other provisions
Balance at beginning of the year	469
Restated opening balance		$ 469
Additions	970
Utilisation	(124)
Reversal of unutilised provisions	(35)
Balance at end of the year	$ 1,280